Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Share capital [Member]		Share premium [Member]		Foreign currency translation reserve [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2020	$ 75		$ 142,193		$ (40)	$ (134,956)	$ 7,272
Net loss	0		0		0	(13,551)	(13,551)
Other comprehensive Income	0		0		21	0	21
Total comprehensive loss	0		0		21	(13,551)	(13,530)
Exercise of options		[1]	3		0	0	3
Share-based compensation	0		1,673		0	0	1,673
Balance at Dec. 31, 2021	75		143,869		(19)	(148,507)	(4,582)
Net loss	0		0		0	(19,599)	(19,599)
Other comprehensive Income	0		0		14	0	14
Total comprehensive loss	0		0		14	(19,599)	(19,585)
Exercise of pre-funded warrants	28		15,678		0	0	15,706
Exercise of options		[1]		[1]	0	0		[1]
Issuance of ordinary shares, net of issuance expenses	40		17,389		0	0	17,429
Share-based compensation	0		1,946		0	0	1,946
Balance at Dec. 31, 2022	143		178,882		(5)	(168,106)	10,914
Net loss	0		0		0	(6,716)	(6,716)
Other comprehensive Income	0		0		(13)	0	(13)
Total comprehensive loss	0		0		(13)	(6,716)	(6,729)
Exercise of RSU	1		0		0	0	1
Issuance of ordinary shares, net of issuance expenses	40		25,429		0	0	25,469
Share-based compensation	0		1,940		0	0	1,940
Balance at Dec. 31, 2023	$ 184		$ 206,251		$ (18)	$ (174,822)	$ 31,595

[1]	Represents an amount lower than $1.